Interest income (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Interest expense (income), defined benefit plans [abstract]
Interest on bank deposits	$ 187,598	$ 75,954	$ 443,269	$ 489,863
Total interest income	$ 187,598	$ 75,954	$ 443,269	$ 489,863